Stock-based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of stock-based compensation expense
Total stock-based compensation expense	$ 274,951	$ 1,350,976	$ 582,393	$ 2,402,730	$ 2,899,950	$ 992,541
Stock option compensation expense for employees and directors [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	277,170	1,082,503	556,129	2,078,054	2,607,210	833,713
Restricted stock expense [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	0	18,000	0	36,000	48,000	72,000
Equity awards for nonemployees issued for services [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	$ (2,219)	$ 250,473	$ 26,264	$ 288,676	$ 244,740	$ 86,828